SEGMENTS AND GEOGRAPHIC AREA INFORMATION	9 Months Ended
Sep. 30, 2013
SEGMENTS AND GEOGRAPHIC AREA INFORMATION [Abstract]
SEGMENTS AND GEOGRAPHIC AREA INFORMATION
NOTE 18     -     SEGMENTS AND GEOGRAPHIC AREA INFORMATION

a.	General:

In accordance with ASC 280, operating segments are defined as components of an enterprise for which separate financial information is available and is evaluated regularly by the chief operating decision maker ("CODM"), or decision making group, in deciding how to allocate resources and in assessing performance. The CODM are the Chief Executive Officer ("CEO") and the Chief Financial Officer (CFO).

The Company has three operating segments (which are also its reportable segments) in accordance with ASC 280, "Segment Reporting", namely, the development, manufacturing, marketing sale and service of energy-based medical systems and appliances for:

•	Surgical applications, primarily ear, nose and throat treatment, benign prostatic hyperplasia, urinary lithotripsy, gynecology, gastroenterology and general surgery.

•
Aesthetic applications, primarily dermatology, plastic surgery, photo rejuvenation, hair removal, non-invasive treatment of vascular lesions and pigmented lesions, acne and treatment of burns and scars.

•	Ophthalmic applications, primarily secondary cataracts, open angle glaucoma, angle-closure glaucoma and various retinal pathologies.

b.	Financial data relating to reportable operating segments:

(1).	The following financial information is the information that the CODM uses for analyzing the Company's results. The Company presents segment information based on its reporting business units:

	Nine months ended September 30, 2013
	(Unaudited)
	Surgical	Aesthetic	Ophthalmic	Unallocated expenses (*)	Consolidated

Revenues	$75,907	$72,938	$45,417	$-	$194,262

Gross profit	44,319	39,044	19,855	86	103,304

Operating expenses	36,169	34,206	18,971	(5,356)	83,990
Operating income	$8,150	$4,838	$884	$5,442	$19,314

(*)	Unallocated expenses are primarily related to stock-based compensation expenses amounted $1,390, income from settlement with third parties amounted $6,574 and other non-recurring income amounted $258.

	Year ended December 31, 2012
	Surgical	Aesthetic	Ophthalmic	Unallocated expenses (*)	Consolidated

Revenues	$95,962	$90,487	$62,141	$-	$248,590

Gross profit	52,829	43,641	27,209	(413)	123,266

Operating expenses	42,439	41,721	26,535	3,258	113,953
Operating income (loss)	$10,390	$1,920	$674	$(3,671)	$9,313

(*)	Unallocated expenses are primarily related to stock-based compensation expenses amounted $3,285 and other non-recurring expenses amounted $383.

	Nine months ended September 30, 2012
	(Unaudited)
	Surgical	Aesthetic	Ophthalmic	Unallocated expenses (*)		Consolidated

Revenues	$69,402	$65,955	$46,964	$		$182,321

Gross profit	37,744	31,410	20,666		(296)	89,524

Operating expenses	31,429	31,066	19,485		2,307	84,287
Operating income (loss)	$6,315	$344	$1,181		$(2,603)	$5,237

(*)	Unallocated expenses are primarily related to stock-based compensation expenses amounted $1,991 and other non-recurring expenses amounted $612.

	Year ended December 31, 2011
	Surgical	Aesthetic	Ophthalmic	Unallocated expenses (*)	Consolidated

Revenues	$89,801	$94,902	$62,279	$-	$246,982

Gross profit	47,517	40,332	24,771	(104)	112,516

Operating expenses	35,476	42,593	26,955	2,071	107,095
Operating income (loss)	$12,041	$(2,261)	$(2,184)	$(2,175)	$5,421

(*)
Unallocated expenses are primarily related to stock-based compensation expenses amounted $747, expense from legal settlement with third parties amounted $766 and other non-recurring expenses amounted $662.

	Year ended December 31, 2010
	Surgical	Aesthetic	Ophthalmic	Unallocated expenses (*)	Consolidated

Revenues	$81,039	$96,084	$60,607	$-	$237,730

Gross profit	42,908	46,985	24,168	(70)	113,991

Operating expenses	36,616	41,107	25,233	(1,036)	101,920
Operating income (loss)
	$6,292	$5,878	$(1,065)	$966	$12,071

(*)
Unallocated expenses are primarily related to stock-based compensation expenses amounted $869, income result from settlement with third parties amounted $1,981 and other non-recurring expenses amounted $146

(2)	The following financial information categorizes the Company's assets according to segments:

	Nine months ended September 30, 2013
	(Unaudited)
	Surgical	Aesthetic	Ophthalmic	Unallocated assets	Consolidated

Assets	$39,051	$38,462	$28,283	$42,776	$148,868
Goodwill	$16,581	$33,636	$-	$-	$50,217
Expenditures in respect of long- lived assets	$706	$1,305	$423	$-	$2,434
Depreciation and amortization	$1,135	$2,076	$1,033	$239	$4,483

	Year ended December 31, 2012
	Surgical	Aesthetic	Ophthalmic	Unallocated assets	Consolidated

Assets	$38,027	$35,834	$29,608	$31,437	$134,906
Goodwill	$16,581	$33,636	$-	$-	$50,217
Expenditures in respect of long- lived assets	$930	$2,363	$602	$-	$3,895
Depreciation and amortization	$1,561	$2,068	$1,237	$-	$4,866

	Year ended December 31, 2011
	Surgical	Aesthetic	Ophthalmic	Unallocated assets	Consolidated

Assets	$35,004	$45,501	$33,324	$43,521	$157,350
Goodwill	$16,581	$33,636	$-	$-	$50,217
Expenditures in respect of long- lived assets	$1,008	$1,066	$699	$-	$2,773
Depreciation and amortization	$1,631	$1,763	$1,157	$-	$4,551

c.	Geographic information:

The total revenues are attributed based on the bill-to geographic location of the customers':

	Nine months ended September 30, 2013
	(Unaudited)
	Americas (*)	Europe	APAC (**)	Japan	Consolidated

Revenues	$67,660	$33,584	$63,177	$29,841	$194,262
Total long-lived assets	$2,876	$7,116	$1,563	$909	$12,464
Goodwill	$37,009	$13,208	$-	$-	$50,217

	Nine months ended September 30, 2012
	(Unaudited)
	Americas (*)	Europe	APAC (**)	Japan	Consolidated

Revenues	$67,069	$30,154	$54,739	$30,359	182,321
Total long-lived assets	$2,786	$6,017	$1,564	$957	$11,324
Goodwill	$37,009	$13,208	$-	$-	$50,217

	Year ended December 31, 2012
	Americas (*)	Europe	APAC (**)	Japan	Consolidated

Revenues	$92,446	$42,536	$74,969	$38,639	$248,590
Total long-lived assets	$2,808	$6,196	$1,377	$1,003	$11,384
Goodwill	$37,009	$13,208	$-	$-	$50,217

	Year ended December 31, 2011
	Americas (*)	Europe	APAC (**)	Japan	Consolidated

Revenues	$94,161	$48,157	$60,349	$44,315	$246,982
Total long-lived assets	$2,749	$4,542	$1,465	$1,076	$9,832
Goodwill	$37,009	$13,208	$-	$-	$50,217

	Year ended December 31, 2010
	Americas (*)	Europe	APAC (**)	Japan	Consolidated

Revenues	$93,752	$50,095	$46,585	$47,298	$237,730
Total long-lived assets	$3,263	$4,133	$515	$1,028	$8,939
Goodwill	$37,009	$13,208	$-	$-	$50,217

(*)	Mainly U.S.
(**)	Mainly China